Derivatives, Hedges, Financial Instruments and Carbon Credits - Net Gains (Losses) Included in Continuing Operating Results and the Statement of Operations Classifications (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (losses) included in continuing operating results	$ (3,111)	$ (777)	$ (2)
Cost of Sales [Member] | Commodities Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (losses) included in continuing operating results	(3,376)	(947)	31
Cost of Sales [Member] | Foreign Exchange Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (losses) included in continuing operating results	(72)	(49)
Other Income [Member] | Carbon Credits [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (losses) included in continuing operating results	3,663	3,089	1,233
Other Expense [Member] | Contractual Obligations Relating to Carbon Credits [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (losses) included in continuing operating results	(2,759)	(2,799)	(1,233)
Non-operating Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-operating other expense - embedded derivative	(520)
Interest Expense [Member] | Interest Rate Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (losses) included in continuing operating results	$ (47)	$ (71)	$ (33)